PIMCO Variable Insurance Trust

Supplement Dated December 3, 2010 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus and

Institutional Class Prospectus, each dated April 30, 2010,

as supplemented and revised from time to time

Disclosure Related to the PIMCO Money Market Portfolio and PIMCO Short-Term Portfolio

(the “Portfolios”)

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the Portfolios. Therefore, effective immediately, the disclosure in each “Investment Adviser/Portfolio Manager” section of the Portfolio Summaries relating to the Portfolios is supplemented by adding the following:

Effective January 1, 2011, Jerome Schneider will manage the Portfolio’s portfolio. Mr. Schneider is an Executive Vice President of PIMCO.

Also, effective January 1, 2011, the section of the “Management of the Portfolios-Individual Portfolio Managers” section relating to the Portfolios is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Money Market PIMCO Short-Term	Jerome Schneider	1/11 1/11	Executive Vice President, PIMCO. He joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPPA_120310

PIMCO Variable Insurance Trust

Supplement Dated December 3, 2010 to the

Administrative Class Prospectus for the PIMCO Money Market Portfolio and

Institutional Class Prospectus for the PIMCO Money Market Portfolio,

each dated April 30, 2010, as supplemented and revised from time to time

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the Portfolio. Therefore, effective immediately, the disclosure in the “Investment Adviser/Portfolio Manager” section of the Portfolio Summary is supplemented by adding the following:

Effective January 1, 2011, Jerome Schneider will manage the Portfolio’s portfolio. Mr. Schneider is an Executive Vice President of PIMCO.

Also, effective January 1, 2011, the “Management of the Portfolio-Individual Portfolio Manager” section is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Money Market	Jerome Schneider	1/11	Executive Vice President, PIMCO. He joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPPM_120310

PIMCO Variable Insurance Trust

Supplement Dated December 3, 2010 to the

Administrative Class Prospectus for the PIMCO Short-Term Portfolio,

Advisor Class Prospectus for the PIMCO Short-Term Portfolio and

Institutional Class Prospectus for the PIMCO Short-Term Portfolio,

each dated April 30, 2010, as supplemented and revised from time to time

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the Portfolio. Therefore, effective immediately, the disclosure in the “Investment Adviser/Portfolio Manager” section of the Portfolio Summary is supplemented by adding the following:

Effective January 1, 2011, Jerome Schneider will manage the Portfolio’s portfolio. Mr. Schneider is an Executive Vice President of PIMCO.

Also, effective January 1, 2011, the “Management of the Portfolio-Individual Portfolio Manager” section is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Jerome Schneider	1/11	Executive Vice President, PIMCO. He joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPPS_120310

PIMCO Variable Insurance Trust

Supplement Dated December 3, 2010 to the

Statement of Additional Information dated April 30, 2010,

as supplemented and revised from time to time

Disclosure Related to the PIMCO Money Market Portfolio and PIMCO Short-Term Portfolio

(the “Portfolios”)

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the Portfolios. Therefore, effective January 1, 2011, all references to the portfolio manager of the Portfolios in the table beginning on page 94 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Schneider[7]
Registered Investment Companies	3	$41,428	0	N/A
Other Pooled Investment Vehicles	2	$3,181	0	N/A
Other Accounts	12	$4,878	0	N/A

[7]

As of January 1, 2011, Mr. Schneider manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2009, is in parenthesis next to its name): PIMCO Money Market ($266 million) and PIMCO Short-Term ($23 million).

In addition, effective January 1, 2011, the paragraph immediately preceding the above table is supplemented with the following:

Effective January 1, 2011, Jerome Schneider will be the portfolio manager of the PIMCO Money Market Portfolio and PIMCO Short-Term Portfolio. Information pertaining to accounts managed by Mr. Schneider is as of June 30, 2010.

Additionally, effective January 1, 2011, the section of the table beginning on page 100 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the Portfolios is deleted and replaced with the following:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Schneider****	PIMCO Money Market Portfolio PIMCO Short-Term Portfolio	None None

****

As of January 1, 2011, Mr. Schneider manages the PIMCO Money Market Portfolio and PIMCO Short-Term Portfolio. As of June 30, 2010, to the best of the Trust’s knowledge, Mr. Schneider did not own any shares of these Portfolios.

Investors Should Retain This Supplement For Future Reference

PVIT_SAI_120310